Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,731,266)	$ (676,038)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	637,990	76,928
Allowance for uncollected receivables	20,000
Gain on debt extinguishment		(548,563)
Warrant exercised through services provided		100,000
Stock based compensation	4,878,655	18,750
Changes in operating assets and liabilities of the business
Prepaid expense and other current assets	(201,043)	(250)
Accounts receivable	(29,500)	(1,000)
Accounts payable	101,396	950,850
Accrued expenses	1,257,879
Other assets	8,850	(6,090)
Deferred revenue	2,290
Net cash used in operating activities	(5,054,749)	(85,413)
Cash flows from investing activities:
Purchase of property and equipment	(48,349)
Purchase of patents	(379,864)
Capitalized internal-use software costs	(453,709)
Asset acquisition (Note C)	(257,113)
Net cash used in investing activities	(1,139,035)
Cash flows from financing activities:
Proceeds from the sale of common stock	5,000,000
Proceeds from convertible notes	3,075,000
Proceeds from related party note	620,000
Payment of related party note	(120,000)
Proceeds received from option exercises	25,000
Proceeds received from warrant exercise	10,000	90,000
Payment of deferred financing costs	(711,859)
Advances to related parties	(159,464)	(13,685)
Proceeds received from related party advance repayments	138,110	11,108
Net cash provided by financing activities	7,876,787	87,423
Net increase in cash and cash equivalents	1,683,003	2,010
Cash and cash equivalents at the beginning of the period	2,010
Cash and cash equivalents at the end of the period	1,685,013	2,010
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Information
Capitalized internal-use software costs in accrued expenses	54,756
Stock-based compensation capitalized as part of capitalized software costs	61,458
Conversion of convertible notes into common shares	3,075,000
Conversion of accounts payable and short-term debt into common shares	432,963	37,437
Property and equipment in accounts payable	2,326
Warrants exercise through settlement of accounts payable	40,000
Deferred financing costs in accounts payable	711,234
Deferred financing costs in accrued expenses	74,636
Fair value of common stock issued in connection with asset acquisition	16,012,750
DHC Acquisition Corp [Member]
Cash flows from operating activities:
Net loss	(6,879,994)	7,206,713
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest income on investments held in Trust Account	(4,360,578)	(4,462,497)
Change in fair value of warrant liabilities	164,410	(8,135,024)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	8,614,541
Forgiveness of deferred underwriting fee payable	(348,344)
Changes in operating assets and liabilities of the business
Due from Sponsor	(1,500)	(1,500)
Prepaid expenses	59,863	327,136
Accounts payable and accrued expenses	1,929,161	4,416,306
Net cash used in operating activities	(822,441)	(648,866)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	296,233,702
Trust receivable	(16,824)
Net cash used in investing activities	296,216,878
Cash flows from financing activities:
Advances from related party	650,000
Redemption of ordinary shares	(296,216,878)
Net cash provided by financing activities	(295,566,878)
Net increase in cash and cash equivalents	(172,441)	(648,866)
Cash and cash equivalents at the beginning of the period	212,608	861,474
Cash and cash equivalents at the end of the period	40,167	212,608
Supplemental Non-Cash Information
Forgiveness of deferred underwriting fee payable	$ (10,049,200)